Summary of Significant Accounting Policies - Schedule of Amendment of Prior Year Financial Information to Correct Immaterial Error (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net book value				$ 279	$ 284
Consolidated Balance Sheet (at period end)
Property, plant and equipment, net				279	284
Vessels under construction, net	$ 134,246	$ 61,761	$ 61,761	170,776	134,246	$ 61,761
Total assets				1,570,644	1,375,290	1,326,790
Retained earnings				323,551	225,457	137,720
Total Stockholders' equity				910,091	810,564	722,216	$ 448,182
Consolidated Statements of Income
Interest expense	(28,085)	(27,051)	(27,563)
Income before income taxes	98,894	88,641	42,695
Net income	$ 98,094	$ 87,737	$ 42,189
EPS
Basic	$ 1.77	$ 1.59	$ 0.92
Diluted	$ 1.76	$ 1.58	$ 0.92
Consolidated Statements of Comprehensive Income
Net income	$ 98,094	$ 87,737	$ 42,189
Total comprehensive income	97,883	87,571	42,216
Consolidated Statements of Stockholders' Equity
Net income	98,094	87,737	42,189
Retained earnings				323,551	225,457	137,720
Total Stockholders' equity				910,091	810,564	722,216	448,182
Consolidated Statements of Cash Flows
Net income	98,094	87,737	42,189
Net cash provided by (used in) operating activities	149,554	133,114	80,015
Payments for vessels under construction	(236,648)	(230,066)	(41,291)
Net cash used in investing activities	(205,856)	(231,874)	(457,503)
Vessels in Operation
Net book value				279	284
Vessels Under Construction
Beginning balance	134,246	61,761
Ending balance	170,776	134,246	61,761
As Reported [Member]
Consolidated Balance Sheet (at period end)
Vessels under construction, net	131,345	60,197	60,197		131,345	60,197
Total assets					1,370,456	1,325,226
Retained earnings					220,623	136,156
Total Stockholders' equity					805,730	720,652
Consolidated Statements of Income
Interest expense		(30,321)	(28,768)
Income before income taxes		85,371	41,490
Net income		$ 84,467	$ 40,984
EPS
Basic		$ 1.53	$ 0.89
Diluted		$ 1.52	$ 0.89
Consolidated Statements of Comprehensive Income
Net income		$ 84,467	$ 40,984
Total comprehensive income		84,301	41,010
Consolidated Statements of Stockholders' Equity
Net income		84,467	40,984
Retained earnings					220,623	136,156
Total Stockholders' equity					805,730	720,652
Consolidated Statements of Cash Flows
Net income		84,467	40,984
Net cash provided by (used in) operating activities		129,844	78,810
Payments for vessels under construction		(226,796)	(40,086)
Net cash used in investing activities		(228,604)	(456,298)
Vessels Under Construction
Beginning balance	131,345	60,197
Ending balance		131,345	60,197
Adjustment [Member]
Consolidated Balance Sheet (at period end)
Vessels under construction, net	2,901	1,564	1,564		2,901	1,564
Total assets					4,834	1,564
Retained earnings					4,834	1,564
Total Stockholders' equity					4,834	1,564
Consolidated Statements of Income
Interest expense		3,270	1,205
Income before income taxes		3,270	1,205
Net income		$ 3,270	$ 1,205
EPS
Basic		$ 0.06	$ 0.03
Diluted		$ 0.06	$ 0.03
Consolidated Statements of Comprehensive Income
Net income		$ 3,270	$ 1,205
Total comprehensive income		3,270	1,205
Consolidated Statements of Stockholders' Equity
Net income		3,270	1,205
Retained earnings					4,834	1,564
Total Stockholders' equity					4,834	1,564
Consolidated Statements of Cash Flows
Net income		3,270	1,205
Net cash provided by (used in) operating activities		3,270	1,205
Payments for vessels under construction		(3,270)	(1,205)
Net cash used in investing activities		(3,270)	(1,205)
Vessels Under Construction
Beginning balance	2,901	1,564
Ending balance		2,901	1,564
Vessels Under Construction [Member]
Consolidated Balance Sheet (at period end)
Vessels under construction, net	134,246	61,761	20,470	170,776	134,246	61,761	20,470
Vessels in Operation
Cost, Transfer in from vessels under construction	(200,118)	(157,581)
Vessels Under Construction
Beginning balance	134,246	61,761	20,470
Other payments including stores, capitalized interest and site costs	13,813	7,742	3,168
Transfer into vessels in operation	(200,118)	(157,581)
Ending balance	170,776	134,246	61,761
Vessels Under Construction [Member] | As Reported [Member]
Consolidated Balance Sheet (at period end)
Vessels under construction, net	131,345	60,197	20,111		131,345	60,197	20,111
Vessels in Operation
Cost, Transfer in from vessels under construction		(155,648)
Vessels Under Construction
Beginning balance	131,345	60,197	20,111
Other payments including stores, capitalized interest and site costs		4,472	1,963
Transfer into vessels in operation		(155,648)
Ending balance		131,345	60,197
Vessels Under Construction [Member] | Adjustment [Member]
Consolidated Balance Sheet (at period end)
Vessels under construction, net	2,901	1,564	359		2,901	1,564	$ 359
Vessels in Operation
Cost, Transfer in from vessels under construction		(1,933)
Vessels Under Construction
Beginning balance	2,901	1,564	359
Other payments including stores, capitalized interest and site costs		3,270	1,205
Transfer into vessels in operation		(1,933)
Ending balance		2,901	$ 1,564
Vessels In Operation [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net book value				1,264,451	1,146,999	1,026,227
Consolidated Balance Sheet (at period end)
Property, plant and equipment, net				1,264,451	1,146,999	1,026,227
Vessels in Operation
Cost, Transfer in from vessels under construction	200,118	157,581
Cost				1,488,865	1,326,685	1,161,964
Net book value				1,264,451	1,146,999	1,026,227
Vessels Under Construction
Transfer into vessels in operation	200,118	157,581
Vessels In Operation [Member] | As Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net book value					1,145,066
Consolidated Balance Sheet (at period end)
Property, plant and equipment, net					1,145,066
Vessels in Operation
Cost, Transfer in from vessels under construction		155,648
Cost					1,324,752
Net book value					1,145,066
Vessels Under Construction
Transfer into vessels in operation		155,648
Vessels In Operation [Member] | Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net book value					1,933
Consolidated Balance Sheet (at period end)
Property, plant and equipment, net					1,933
Vessels in Operation
Cost, Transfer in from vessels under construction		1,933
Cost					1,933
Net book value					1,933
Vessels Under Construction
Transfer into vessels in operation		1,933
Vessels In Operation [Member] | Vessel [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net book value				1,247,112	1,136,565	1,019,118
Consolidated Balance Sheet (at period end)
Property, plant and equipment, net				1,247,112	1,136,565	1,019,118
Vessels in Operation
Cost, Transfer in from vessels under construction	197,518	155,632
Cost				1,462,136	1,307,013	1,147,878
Net book value				$ 1,247,112	1,136,565	$ 1,019,118
Vessels Under Construction
Transfer into vessels in operation	$ 197,518	155,632
Vessels In Operation [Member] | Vessel [Member] | As Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net book value					1,134,632
Consolidated Balance Sheet (at period end)
Property, plant and equipment, net					1,134,632
Vessels in Operation
Cost, Transfer in from vessels under construction		153,699
Cost					1,305,080
Net book value					1,134,632
Vessels Under Construction
Transfer into vessels in operation		153,699
Vessels In Operation [Member] | Vessel [Member] | Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net book value					1,933
Consolidated Balance Sheet (at period end)
Property, plant and equipment, net					1,933
Vessels in Operation
Cost, Transfer in from vessels under construction		1,933
Cost					1,933
Net book value					$ 1,933
Vessels Under Construction
Transfer into vessels in operation		$ 1,933